Share Information for the ESOP (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	267,558	199,242
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	42,597	44,681
Unearned shares	94,541	118,176
Total ESOP shares	428,331	385,734
Fair value of unearned shares at December 31st	$ 1,276,000	$ 1,133,000